Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of issuance of shares

Ordinary shares
Shares in issue at December 31, 2019	21,601,192
Issued in relation to capital raise in July 2020	5,528,089
Issued in relation to Novartis agreement in October 2020	1,739,130
Issued in relation to vesting of PSU, RSU and options	278,581
Shares in issue at December 31, 2020	29,146,992
Issued in relation to June 2021 IPO	3,000,000
Issued in relation to vesting of PSU, RSU and options	145,656
Shares in issue at December 31, 2021	32,292,648
Issued in relation to creation of treasury shares in August 2022	3,500,000
Issued in relation to vesting of PSU, RSU and options	252,058
Shares in issue at December 31, 2022	36,044,706